Shareholders’ Equity - Schedule of Share Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Options Outstanding and Exercisable [Abstract]
Number of share option, Share options outstanding at beginning of year	246,129	70,365	70,365
Weighted average exercise price, Share options outstanding at beginning of year	$ 1.01	$ 0.84	$ 0.84
Number of share option, Granted		175,764
Weighted average exercise price, Granted		$ 1.07
Number of share option, Share options outstanding at year end	246,129	246,129	70,365
Weighted average exercise price, Share options outstanding at year end	$ 1.01	$ 1.01	$ 0.84
Number of share option, Share options exercisable at year end	208,290	103,349	45,652
Weighted average exercise price, Share options exercisable at year end	$ 0.98	$ 0.93	$ 0.84